Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash flows from operating activities	$ 21,119	$ 28,885	$ 25,671
Interest received	53	38	16
Interest paid	(161)	(199)	(210)
Tax paid	(3,344)	(4,212)	(2,466)
Net cash from operating activities	17,667	24,512	23,011
Cash flows from investing activities
Acquisition of property, plant and equipment	(20,192)	(21,639)	(19,885)
Proceeds from sale of property, plant and equipment			3
Net cash used in investing activities	(20,192)	(21,639)	(19,882)
Cash flows from financing activities
Dividends paid	(3,497)	(3,310)	(2,994)
Term loan repayments	(1,500)	(1,500)
Term loan proceeds	6,000		3,000
Term loan transaction costs	(60)		(73)
Proceeds from issue of share capital		246	433
Share repurchase cost		(146)
Net cash from/(used in) financing activities	943	(4,710)	366
Net (decrease)/increase in cash and cash equivalents	(1,582)	(1,837)	3,495
Effect of exchange rate fluctuation on cash held	13	258	(40)
Cash and cash equivalents at beginning of year	12,756	14,335	10,880
Net cash and cash equivalents at year end	$ 11,187	$ 12,756	$ 14,335